Lease - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2021 USD ($)
Operating Leases
2021	¥ 200,307	¥ 609,011
2022	736,431	421,579
2023	584,967	287,087
2024	358,595	146,459
2025	251,987	84,925
Thereafter	749,371	175,950
Total minimum lease payments	2,881,658	1,725,011
Less: Interest	(442,033)	(162,608)
Present value of lease obligations	2,439,625	1,562,403
Less: Current portion	(646,887)	(547,142)	$ (100,395)
Long-term portion of lease obligations	1,792,738	1,015,261	$ 278,229
Finance Leases
2021	8,096	36,494
2022	29,140	29,561
2023	22,196	22,515
2024	8,067	7,996
2025	106	36
Thereafter	35
Total minimum lease payments	67,640	96,602
Less: Interest	(4,149)	(8,258)
Present value of lease obligations	63,491	88,344
Less: Current portion	(27,541)	(33,237)
Long-term portion of lease obligations	35,950	55,107
Short-term operating leases	¥ 133,058	¥ 55,977